UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2016

Date of reporting period: May 31, 2016

Item 1. Reports to Stockholders.

WBI Tactical BA Fund

WBI Tactical BP Fund

WBI Tactical DI Fund

WBI Tactical DG Fund

Semi-Annual Report
May 31, 2016

Table of Contents

Expense Example	3

Sector Allocation of Portfolio Assets	7

Schedule of Investments	9

Statements of Assets and Liabilities	22

Statements of Operations	26

Statements of Changes in Net Assets	30

Financial Highlights	38

Notes to Financial Statements	46

Notice to Shareholders	63

Householding	63

Approval of Investment Advisory Agreement	64

Privacy Notice	70

WBI Funds

EXPENSE EXAMPLE – at May 31, 2016 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The WBI Tactical BA Fund, WBI Tactical BP Fund, WBI Tactical DI Fund, and WBI Tactical DG Fund Examples are based on an investment of $1,000 invested in the No Load Class and the Institutional Class of each Fund at the beginning of the period and held for the entire period (12/1/15– 5/31/16).

Actual Expenses

The first line of the tables on the following pages provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 1.50% per the operating expenses limitation agreement for the No Load Class and the Institutional Class, respectively, of each Fund. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  The Example on the following pages includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this

WBI Funds

EXPENSE EXAMPLE – at May 31, 2016 (Unaudited), Continued

5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

WBI Tactical BA Fund – No Load Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual	$1,000.00	$ 996.30	$8.18
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.80	$8.27

*
Expenses are equal to the Fund’s annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

WBI Tactical BA Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual	$1,000.00	$ 998.40	$6.89
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.10	$6.96

*
Expenses are equal to the Fund’s annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

WBI Tactical BP Fund – No Load Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual	$1,000.00	$ 981.90	$8.32
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.60	$8.47

*
Expenses are equal to the Fund’s annualized expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

WBI Funds

EXPENSE EXAMPLE – at May 31, 2016 (Unaudited), Continued

WBI Tactical BP Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual	$1,000.00	$ 983.30	$7.34
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.60	$7.47

*
Expenses are equal to the Fund’s annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

WBI Tactical DI Fund – No Load Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual	$1,000.00	$ 951.60	$8.34
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.45	$8.62

*
Expenses are equal to the Fund’s annualized expense ratio of 1.71%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

WBI Tactical DI Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual	$1,000.00	$ 953.10	$6.93
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.90	$7.16

*
Expenses are equal to the Fund’s annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

WBI Tactical DG Fund – No Load Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual	$1,000.00	$ 957.80	$8.12
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.70	$8.37

*
Expenses are equal to the Fund’s annualized expense ratio of 1.66%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

WBI Funds

EXPENSE EXAMPLE – at May 31, 2016 (Unaudited), Continued

WBI Tactical DG Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/15	5/31/16	12/1/15 – 5/31/16*
Actual	$1,000.00	$ 958.70	$7.10
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.75	$7.31

*
Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

WBI Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – at May 31, 2016 (Unaudited)

WBI Tactical BA Fund

WBI Tactical BP Fund

Percentages represent market value as a percentage of total investments.

WBI Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – at May 31, 2016 (Unaudited)

WBI Tactical DI Fund

WBI Tactical DG Fund

Percentages represent market value as a percentage of total investments.

WBI Tactical BA Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 30.66%	Value

	Building Material and
	Garden Equipment - 4.46%
19,943	Fastenal Co.	$917,976
5,648	Home Depot, Inc.	746,214
		1,664,190

	Chemical Manufacturing - 1.58%
7,481	Syngenta AG - ADR	590,176

	Credit Intermediation and
	Related Activities - 4.54%
15,836	Ameriprise Financial, Inc.	1,610,046
3,071	LegacyTexas Financial Group, Inc.	82,671
		1,692,717

	Food Manufacturing - 1.94%
17,145	Pinnacle Foods, Inc.	722,319

	Food Services and Drinking Places - 4.29%
23,601	Darden Restaurants, Inc.	1,600,856

	Management of Companies
	and Enterprises - 1.12%
6,260	Tompkins Financial Corp.	416,540

	Motion Picture and Sound
	Recording Industries - 2.62%
5,450	Cinemark Holdings, Inc.	197,181
10,306	Time Warner, Inc.	779,752
		976,933

	Oil and Gas Extraction - 2.03%
9,781	BASF SE - ADR	756,267

	Printing and Related
	Support Activities - 2.99%
15,009	Avery Dennison Corp.	1,116,369

	Transportation Equipment
	Manufacturing - 3.07%
24,722	Harley-Davidson, Inc.	1,146,854

	Utilities - 2.02%
12,563	WEC Energy Group, Inc.	755,539
	TOTAL COMMON STOCKS
	(Cost $11,207,158)	11,438,760

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

Shares	EXCHANGE-TRADED FUNDS - 32.52%	Value
9,297	iShares 10-20 Year Treasury Bond ETF	$1,310,412
15,264	iShares 20+ Year Treasury Bond ETF	1,986,762
13,548	iShares 3-7 Year Treasury Bond ETF	1,696,481
29,587	iShares iBoxx $ Investment
	Grade Corporate Bond ETF	3,532,392
11,996	iShares MBS ETF	1,311,763
21,595	SPDR Barclays Aggregate Bond ETF	1,263,739
11,373	Vanguard Long-Term Corporate Bond ETF	1,030,280
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $11,890,331)	12,131,829

Principal
Amount	CORPORATE BONDS - 16.00%

	Accommodation - 0.87%
	Marriott International, Inc.
$320,000	3.250%, 09/15/2022	322,974

	Ambulatory Health Care Services - 0.48%
	Laboratory Corp. of America Holdings
170,000	3.750%, 08/23/2022	177,850

	Broadcasting (Except Internet) - 1.42%
	Viacom, Inc.
522,000	3.500%, 04/01/2017	530,393

	Chemical Manufacturing - 1.34%
	Dow Chemical Co.
460,000	4.250%, 11/15/2020	499,750

	Credit Intermediation and
	Related Activities - 1.73%
	American Express Credit Corp.
150,000	2.800%, 09/19/2016	150,922
	JPMorgan Chase & Co.
450,000	4.500%, 01/24/2022	494,894
		645,816

	Insurance Carriers and
	Related Activities - 1.19%
	Wellpoint, Inc.
440,000	3.125%, 05/15/2022	444,848

	Machinery Manufacturing - 1.28%
	Kennametal, Inc.
490,000	2.650%, 11/01/2019	475,510

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

Principal
Amount		Value

	Mining (except Oil and Gas) - 1.49%
	Potash Corporation of Saskatchewan, Inc.
$543,000	3.250%, 12/01/2017	$556,535

	Miscellaneous Manufacturing - 0.26%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	97,576

	Miscellaneous Store Retailers - 1.84%
	Staples, Inc.
680,000	2.750%, 01/12/2018	684,896

	Professional, Scientific, and
	Technical Services - 1.77%
	Amgen, Inc.
656,000	2.125%, 05/15/2017	661,841

	Publishing Industries
	(Except Internet) - 2.33%
	Symantec Corp.
660,000	2.750%, 06/15/2017	665,501
	Thomson Reuters Corp.
193,000	3.950%, 09/30/2021	204,127
		869,628

	TOTAL CORPORATE BONDS
	(Cost $5,944,287)	5,967,617

Shares	SHORT-TERM INVESTMENTS - 20.23%
7,546,717	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.24% (a)	7,546,717
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,546,717)	7,546,717
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $36,588,493) - 99.41%	37,084,923
	Other Assets in Excess of Liabilities - 0.59%	220,762
	NET ASSETS - 100.00%	$37,305,685

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of May 31, 2016.

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 29.58%	Value

	Building Material and
	Garden Equipment - 0.79%
6,149	Fastenal Co.	$283,038

	Chemical Manufacturing - 1.93%
8,784	Syngenta AG - ADR	692,970

	Credit Intermediation and
	Related Activities - 6.28%
15,074	Ameriprise Financial, Inc.	1,532,575
26,619	LegacyTexas Financial Group, Inc.	716,583
		2,249,158

	Food Manufacturing - 1.26%
10,476	B&G Foods, Inc.	450,363

	Food Services and Drinking Places - 4.98%
6,805	Bob Evans Farms, Inc.	303,571
21,822	Darden Restaurants, Inc.	1,480,186
		1,783,757

	Management of Companies
	and Enterprises - 2.31%
8,807	Park National Corp.	827,330

	Oil and Gas Extraction - 2.01%
9,317	BASF SE - ADR	720,390

	Primary Metal Manufacturing - 4.00%
58,054	Steel Dynamics, Inc.	1,433,353

	Transportation Equipment
	Manufacturing - 4.04%
31,171	Harley-Davidson, Inc.	1,446,023

	Utilities - 1.98%
11,779	WEC Energy Group, Inc.	708,389
	TOTAL COMMON STOCKS
	(Cost $10,211,994)	10,594,771

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

Shares	EXCHANGE-TRADED FUNDS - 47.21%	Value
33,220	Guggenheim BulletShares 2022
	Corporate Bond ETF	$701,274
7,320	iShares 10-20 Year Treasury Bond ETF	1,031,754
12,065	iShares 20+ Year Treasury Bond ETF	1,570,380
9,351	iShares 3-7 Year Treasury Bond ETF	1,170,932
19,852	iShares Intermediate Credit Bond ETF	2,180,941
9,473	iShares MBS ETF	1,035,873
9,865	PIMCO Total Return Active ETF	1,043,520
84,100	PowerShares Financial Preferred Portfolio	1,597,900
152,142	PowerShares Preferred Portfolio	2,298,866
16,914	SPDR Barclays Aggregate Bond ETF	989,807
28,676	Vanguard Intermediate-Term Bond ETF	2,465,849
9,029	Vanguard Long-Term Corporate Bond ETF	817,937
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $16,625,448)	16,905,033

	SHORT-TERM INVESTMENTS - 25.66%
9,188,929	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.24% (a)	9,188,929
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,188,929)	9,188,929
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $36,026,371) - 102.45%	36,688,733
	Liabilities in Excess of Other Assets - (2.45)%	(876,746)
	NET ASSETS - 100.00%	$35,811,987

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of May 31, 2016.

The accompanying notes are an integral part of these financial statements.

WBI Tactical DI Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 73.19%	Value

	Building Material and
	Garden Equipment - 2.78%
809	Fastenal Co.	$37,238
673	Home Depot, Inc.	88,917
		126,155

	Chemical Manufacturing - 0.97%
559	Syngenta AG - ADR	44,100

	Credit Intermediation and
	Related Activities - 17.88%
1,420	Ameriprise Financial, Inc.	144,371
5,956	Cathay General Bancorp	183,565
5,279	Chemical Financial Corp.	207,993
1,546	Independent Bank Corp.	76,202
1,055	Lakeland Financial Corp.	51,769
5,488	LegacyTexas Financial Group, Inc.	147,737
		811,637

	Fabricated Metal Product
	Manufacturing - 3.91%
2,681	Sturm Ruger & Co., Inc.	177,563

	Food and Beverage Stores - 3.99%
8,176	Koninklijke Ahold N.V. - ADR	181,029

	Food Manufacturing - 5.20%
2,468	B&G Foods, Inc.	106,099
3,081	Pinnacle Foods, Inc.	129,803
		235,902

	Food Services and Drinking Places - 7.84%
3,824	Bob Evans Farms, Inc.	170,589
2,733	Darden Restaurants, Inc.	185,379
		355,968

	Management of Companies
	and Enterprises - 2.92%
1,173	Renasant Corp.	40,363
1,389	Tompkins Financial Corp.	92,424
		132,787

The accompanying notes are an integral part of these financial statements.

WBI Tactical DI Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

Shares		Value

	Motion Picture and Sound
	Recording Industries - 6.05%
3,786	Cinemark Holdings, Inc.	$136,978
1,822	Time Warner, Inc.	137,853
		274,831

	Oil and Gas Extraction - 2.02%
1,188	BASF SE - ADR	91,856

	Primary Metal Manufacturing - 3.02%
5,547	Steel Dynamics, Inc.	136,954

	Printing and Related
	Support Activities - 2.91%
1,775	Avery Dennison Corp.	132,025

	Professional, Scientific, and
	Technical Services - 0.81%
1,540	Monotype Imaging Holdings, Inc.	36,775

	Transportation Equipment
	Manufacturing - 5.03%
769	Autoliv, Inc.	94,287
2,892	Harley-Davidson, Inc.	134,160
		228,447

	Utilities - 7.86%
2,815	Great Plains Energy, Inc.	82,142
7,023	Korea Electric Power Corp. - ADR (a)	185,477
1,480	WEC Energy Group, Inc.	89,007
		356,626
	TOTAL COMMON STOCKS
	(Cost $3,212,556)	3,322,655

	EXCHANGE-TRADED FUNDS - 12.40%
1,265	iShares 3-7 Year Treasury Bond ETF	158,403
1,855	iShares Intermediate Credit Bond ETF	203,790
2,218	Vanguard Long-Term Corporate Bond ETF	200,929
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $560,961)	563,122

The accompanying notes are an integral part of these financial statements.

WBI Tactical DI Fund
SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

Shares	REITs - 4.84%	Value
2,981	DuPont Fabros Technology, Inc.	$126,126
2,819	Geo Group, Inc.	93,760
	TOTAL REITs
	(Cost $217,898)	219,886

	SHORT-TERM INVESTMENTS - 6.73%
305,298	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.24% (b)	305,298
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $305,298)	305,298
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,296,713) - 97.16%	4,410,961
	Other Assets in Excess of Liabilities - 2.84%	128,999
	NET ASSETS - 100.00%	$4,539,960

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2016.

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 81.62%	Value

	Broadcasting (Except Internet) - 5.07%
8,061	Scripps Networks Interactive, Inc.	$518,645
7,534	Walt Disney Co.	747,523
		1,266,168

	Building Material and
	Garden Equipment - 3.99%
5,409	Fastenal Co.	248,976
5,662	Home Depot, Inc.	748,064
		997,040

	Chemical Manufacturing - 5.72%
6,998	PPG Industries, Inc.	753,544
3,173	Syngenta AG - ADR	250,318
3,810	WD-40 Co.	424,320
		1,428,182

	Computer and Electronic
	Product Manufacturing - 6.20%
24,138	Intel Corp.	762,519
3,692	Northrop Grumman Corp.	785,178
		1,547,697

	Credit Intermediation and
	Related Activities - 7.36%
6,701	Ameriprise Financial, Inc.	681,291
13,845	Chemical Financial Corp.	545,493
4,825	Independent Bank Corp.	237,824
7,617	Lakeland Financial Corp.	373,766
		1,838,374

	Data Processing, Hosting,
	and Related Services - 1.36%
7,154	Capgemini SA - ADR	340,888

	Fabricated Metal Product
	Manufacturing - 1.39%
5,237	Sturm Ruger & Co., Inc.	346,847

	Food Manufacturing - 7.12%
7,116	B&G Foods, Inc.	305,917
3,658	Ingredion, Inc.	429,486
4,572	Lancaster Colony Corp.	554,264
11,627	Pinnacle Foods, Inc.	489,845
		1,779,512

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

Shares		Value

	Food Services and Drinking Places - 8.22%
14,734	Cheesecake Factory, Inc.	$734,784
15,536	Darden Restaurants, Inc.	1,053,807
5,922	Texas Roadhouse, Inc.	265,365
		2,053,956

	Furniture and Related
	Product Manufacturing - 0.45%
4,291	La-Z-Boy, Inc.	113,626

	Insurance Carriers and
	Related Activities - 5.82%
6,467	Selective Insurance Group, Inc.	240,249
9,077	UnitedHealth Group, Inc.	1,213,323
		1,453,572

	Machinery Manufacturing - 1.58%
16,885	Vestas Wind Systems A/S - ADR	395,616

	Management of Companies
	and Enterprises - 1.00%
7,269	Renasant Corp.	250,126

	Medical Equipment and
	Supplies Manufacturing - 2.04%
7,333	STERIS plc (b)	509,130

	Motion Picture and Sound
	Recording Industries - 0.94%
6,513	Cinemark Holdings, Inc.	235,641

	Oil and Gas Extraction - 0.90%
2,901	BASF SE - ADR	224,305

	Primary Metal Manufacturing - 2.79%
28,206	Steel Dynamics, Inc.	696,406

	Printing and Related
	Support Activities - 2.93%
9,829	Avery Dennison Corp.	731,081

	Professional, Scientific, and
	Technical Services - 5.46%
5,220	Exponent, Inc.	281,410
5,392	GEA Group AG - ADR	250,674
24,250	Hackett Group, Inc.	354,535
6,136	Pandora A/S - ADR	227,830

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

Shares		Value

	Professional, Scientific, and
	Technical Services - 5.46%, Continued
8,884	Sabre Corp.	$250,262
		1,364,711

	Publishing Industries
	(Except Internet) - 5.33%
16,689	MSCI, Inc.	1,331,615

	Transportation Equipment
	Manufacturing - 4.20%
4,370	Autoliv, Inc.	535,806
11,081	Harley-Davidson, Inc.	514,047
		1,049,853

	Utilities - 1.75%
7,273	WEC Energy Group, Inc.	437,398
	TOTAL COMMON STOCKS
	(Cost $19,409,899)	20,391,744

	EXCHANGE-TRADED FUNDS - 10.64%
13,138	iShares iBoxx $ Investment Grade
	Corporate Bond ETF	1,568,546
19,774	SPDR Barclays International
	Treasury Bond ETF (a)	1,088,954
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,524,173)	2,657,500

	REITs - 6.77%
12,540	DuPont Fabros Technology, Inc.	530,568
15,524	Geo Group, Inc.	516,328
9,161	National Retail Properties, Inc.	415,268
11,174	RLJ Lodging Trust	228,955
	TOTAL REITs
	(Cost $1,682,186)	1,691,119

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

SCHEDULE OF INVESTMENTS at May 31, 2016 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 7.07%	Value
1,767,693	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.24% (c)	$1,767,693
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,767,693)	1,767,693
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $25,383,951) - 106.10%	26,508,056
	Liabilities in Excess of Other Assets - (6.10)%	(1,524,402)
	NET ASSETS - 100.00%	$24,983,654

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2016.

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

SCHEDULE OF OPTIONS WRITTEN at May 31, 2016 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
	Call Options
71	B&G Foods, Inc.
	Expiration: June 2016,
	Exercise Price: $45.00	$1,598
241	Intel Corp.
	Expiration: June 2016,
	Exercise Price: $32.00	6,025
36	Northrop Grumman Corp.
	Expiration: June 2016,
	Exercise Price: $220.00	1,260
90	UnitedHealth Group, Inc.
	Expiration: June 2016,
	Exercise Price: $135.00	10,890
69	Walt Disney Co.
	Expiration: July 2016,
	Exercise Price: $105.00	2,415
	TOTAL OPTIONS WRITTEN
	(Premiums received $28,732)	$22,188

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2016 (Unaudited)

	WBI Tactical	WBI Tactical
	BA Fund	BP Fund
ASSETS
Investments in securities, at value
(identified cost $36,588,493 and
$36,026,371, respectively)	$37,084,923	$36,688,733
Cash	3	3
Receivables
Investment securities sold	2,004,776	2,484,553
Fund shares sold	61,010	88,573
Dividends and interest	68,912	30,155
Dividend tax reclaim	—	2,706
Prepaid expenses	16,503	31,941
Total assets	39,236,127	39,326,664
LIABILITIES
Payables
Investment securities purchased	1,697,564	3,285,279
Fund shares redeemed	140,405	165,366
Advisory fees	24,103	27,366
Shareholder servicing fees	16,349	8,563
Administration and fund accounting fees	12,975	5,575
Audit fees	10,351	10,351
Shareholder reporting	8,761	4,356
12b-1 fees	7,993	2,889
Transfer agent fees and expenses	6,234	1,628
Custody fees	2,991	1,360
Chief Compliance Officer fee	1,500	1,500
Legal fees	903	444
Trustee fees	313	—
Total liabilities	1,930,442	3,514,677
NET ASSETS	$37,305,685	$35,811,987

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2016 (Unaudited), Continued

	WBI Tactical	WBI Tactical
	BA Fund	BP Fund

CALCULATION OF NET ASSET
VALUE PER SHARE

No Load Shares
Net assets applicable to shares outstanding	$18,088,433	$6,347,302
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,811,725	652,247
Net asset value, offering and
redemption price per share	$9.98	$9.73

Institutional Shares
Net assets applicable to shares outstanding	$19,217,252	$29,464,685
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,913,686	3,020,682
Net asset value, offering and
redemption price per share	$10.04	$9.75

COMPONENTS OF NET ASSETS
Paid-in capital	$41,487,658	$38,278,661
Undistributed net investment income	22,702	26,550
Accumulated net realized loss
from investments and options	(4,701,105)	(3,155,586)
Net unrealized appreciation on investments	493,815	662,362
Prior Year REIT Return of Capital	2,615	—
Net assets	$37,305,685	$35,811,987

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2016 (Unaudited), Continued

	WBI Tactical	WBI Tactical
	DI Fund	DG Fund
ASSETS
Investments in securities, at value
(identified cost $4,296,713 and
$25,383,951, respectively)	$4,410,961	$26,508,056
Cash	—	2
Receivables
Investment securities sold	475,161	734,110
Fund shares sold	—	8,897
Due from Advisor (Note 4)	2,882	—
Dividends and interest	6,262	37,031
Dividend tax reclaim	1,042	2,395
Prepaid expenses	27,330	19,398
Total assets	4,923,638	27,309,889
LIABILITIES
Options written, at value
(premiums received $0 and $28,732, respectively)	—	22,188
Payables
Investment securities purchased	362,295	2,208,653
Audit fees	10,351	10,351
Administration and fund accounting fees	2,885	11,160
Custody fees	2,334	3,875
Shareholder reporting	1,817	7,059
Chief Compliance Officer fee	1,500	1,500
Transfer agent fees and expenses	1,210	6,140
12b-1 fees	409	5,553
Legal fees	391	952
Trustee fees	247	326
Shareholder servicing fees	239	11,841
Fund shares redeemed	—	25,357
Advisory fees	—	11,280
Total liabilities	383,678	2,326,235
NET ASSETS	$4,539,960	$24,983,654

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2016 (Unaudited), Continued

	WBI Tactical	WBI Tactical
	DI Fund	DG Fund
CALCULATION OF NET ASSET
VALUE PER SHARE

No Load Shares
Net assets applicable to shares outstanding	$741,883	$12,697,793
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	81,735	1,234,132
Net asset value, offering and
redemption price per share	$9.08	$10.29

Institutional Shares
Net assets applicable to shares outstanding	$3,798,077	$12,285,861
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	417,171	1,188,502
Net asset value, offering and
redemption price per share	$9.10	$10.34

COMPONENTS OF NET ASSETS
Paid-in capital	$6,095,512	$30,183,644
Undistributed net investment income	16,098	12,905
Accumulated net realized loss
on investments and options	(1,685,898)	(6,343,545)
Net unrealized appreciation on:
Investments	114,248	1,124,105
Written options	—	6,545
Net unrealized appreciation
on investments and options	114,248	1,130,650
Net assets	$4,539,960	$24,983,654

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2016 (Unaudited)

	WBI Tactical	WBI Tactical
	BA Fund	BP Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld and
issuance fees of $4,262 and $2,029, respectively)	$290,205	$325,865
Interest	90,305	14,375
Total investment income	380,510	340,240
Expenses
Advisory fees (Note 4)	181,748	148,315
Administration and fund
accounting fees (Note 4)	38,869	26,627
Distribution fees - No Load Shares (Note 5)	25,937	9,174
Shareholder servicing fees -
No Load Shares (Note 6)	11,526	5,335
Shareholder servicing fees -
Institutional Shares (Note 6)	10,360	29,691
Transfer agent fees and expenses (Note 4)	18,139	11,487
Registration fees	14,946	16,033
Audit fees	10,351	10,350
Reports to shareholders	5,252	3,296
Legal fees	5,089	4,994
Custody fees (Note 4)	4,959	3,666
Trustee fees	4,774	4,831
Chief Compliance Officer fee (Note 4)	4,500	4,500
Other expenses	2,869	3,201
Insurance expense	1,328	1,034
Total expenses	340,647	282,534
Advisory fee waiver and expense
reimbursement (Note 4)	(18,943)	(17,408)
Net expenses	321,704	265,126
Net investment income	$58,806	$75,114

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2016 (Unaudited), Continued

	WBI Tactical	WBI Tactical
	BA Fund	BP Fund
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND OPTIONS
Net realized loss on investments and options	$(521,958)	$(1,375,347)
Capital gain distributions from regulated
investment companies	7,189	7,049
Net change in unrealized appreciation
on investments	254,451	764,938
Net realized and unrealized
loss on investments and options	(260,318)	(603,360)
Net Decrease in Net Assets
Resulting from Operations	$(201,512)	$(528,246)

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2016 (Unaudited), Continued

	WBI Tactical	WBI Tactical
	DI Fund	DG Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld and
issuance fees of $4,739 and $11,842, respectively)	$62,773	$314,955
Interest	2,127	7,942
Total investment income	64,900	322,897
Expenses
Advisory fees (Note 4)	23,640	130,833
Registration fees	14,932	16,974
Audit fees	10,350	10,351
Shareholder servicing fees -
No Load Shares (Note 6)	1,208	9,460
Shareholder servicing fees -
Institutional Shares (Note 6)	4,674	14,124
Administration and fund
accounting fees (Note 4)	5,417	32,109
Legal fees	4,819	5,002
Chief Compliance Officer fee (Note 4)	4,500	4,500
Trustee fees	4,490	4,747
Other expenses	3,010	2,775
Custody fees (Note 4)	3,825	6,700
Transfer agent fees and expenses (Note 4)	2,263	14,736
Distribution fees - No Load Shares (Note 5)	1,644	18,426
Reports to shareholders	1,096	4,271
Insurance expense	799	1,226
Total expenses	86,667	276,234
Less: advisory fee waiver and
expense reimbursement (Note 4)	(45,370)	(37,362)
Net expenses	41,297	238,872
Net investment income	23,603	84,025

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2016 (Unaudited), Continued

	WBI Tactical	WBI Tactical
	DI Fund	DG Fund
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND OPTIONS
Net realized loss on investments and options	$(288,844)	$(1,724,104)
Capital gain distributions from regulated
investment companies	788	—
Net change in unrealized
appreciation/(depreciation) on:
Investments	(84,603)	(166,786)
Written options	—	6,545
Net realized and unrealized loss
on investments and options	(372,659)	(1,884,345)
Net Decrease in Net Assets
Resulting from Operations	$(349,056)	$(1,800,320)

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$58,806	$144,328
Net realized loss on:
Investments	(503,564)	(4,077,543)
Purchased options	(18,394)	(93,774)
Written options	—	(1,350)
Capital gain distributions from
regulated investment companies	7,189	11,960
Net change in unrealized appreciation
on investments	254,451	(1,906,315)
Net decrease in net assets
resulting from operations	(201,512)	(5,922,694)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(5,800)	(58,684)
Institutional Shares	(30,304)	(132,261)
From net realized gain on investments
No Load Shares	—	(1,398,880)
Institutional Shares	—	(2,105,939)
Total distributions to shareholders	(36,104)	(3,695,764)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(11,901,824)	(22,413,537)
Total decrease in net assets	(12,139,440)	(32,031,995)
NET ASSETS
Beginning of period	49,445,125	81,477,120
End of period	$37,305,685	$49,445,125
Undistributed net investment
loss at end of period	$22,702	$—

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2016		Year Ended
	(Unaudited)		November 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	220,576	$2,161,154	928,245	$9,917,095
Shares issued on
reinvestments of
distributions	584	5,779	135,726	1,457,376
Shares redeemed*	(846,805)	(8,339,482)	(1,409,201)	(14,714,833)
Net decrease	(625,645)	$(6,172,549)	(345,230)	$(3,340,362)
* Net of redemption fees of		$3,758		$3,373

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2016		Year Ended
	(Unaudited)		November 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	485,349	$4,765,358	1,896,508	$20,182,468
Shares issued on
reinvestments of
distributions	2,977	29,631	206,235	2,219,284
Shares redeemed*	(1,060,400)	(10,524,264)	(3,975,974)	(41,474,927)
Net decrease	(572,074)	$(5,729,275)	(1,873,231)	$(19,073,175)
* Net of redemption fees of		$477		$91,938

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$75,114	$285,312
Net realized loss on:
Investments	(1,360,784)	(1,748,700)
Purchased options	(14,563)	(34,028)
Written options	—	(8,854)
Capital gain distributions from
regulated investment companies	7,049	10,989
Net change in unrealized appreciation
on investments	764,938	(800,968)
Net decrease in net assets
resulting from operations	(528,246)	(2,296,249)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(16,407)	(54,416)
Institutional Shares	(60,986)	(208,749)
From net realized gain on investments
No Load Shares	—	(118,480)
Institutional Shares	—	(362,293)
Total distributions to shareholders	(77,393)	(743,938)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	2,922,520	9,242,391
Total increase in net assets	2,316,881	6,202,204
NET ASSETS
Beginning of period	33,495,106	27,292,902
End of period	$35,811,987	$33,495,106
Undistributed net investment
income at end of period	$26,550	$28,829

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2016		Year Ended
	(Unaudited)		November 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	271,794	$2,668,230	532,306	$5,541,618
Shares issued on
reinvestments of
distributions	1,664	16,407	16,461	172,896
Shares redeemed*	(301,691)	(2,930,444)	(488,456)	(5,030,214)
Net increase/(decrease)	(28,233)	$(245,807)	60,311	$684,300
* Net of redemption fees of		$—		$404

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2016		Year Ended
	(Unaudited)		November 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,393,313	$13,445,486	2,016,735	$21,159,817
Shares issued on
reinvestments of
distributions	6,178	60,978	54,459	571,042
Shares redeemed*	(1,067,077)	(10,338,137)	(1,271,374)	(13,172,768)
Net increase	332,414	$3,168,327	799,820	$8,558,091
* Net of redemption fees of		$4,950		$9,548

The accompanying notes are an integral part of these financial statements.

WBI Tactical DI Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2016	Year Ended
	Unaudited)	November 30, 2015
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$23,603	$80,185
Net realized gain/(loss) on:
Investments	(287,824)	(1,395,611)
Purchased options	(1,020)	(10,788)
Written options	—	8,557
Capital gain distributions from
regulated investment companies	788	—
Net change in unrealized appreciation
on investments	(84,603)	9,566
Net increase/(decrease) in net assets
resulting from operations	(349,056)	(1,308,091)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(1,545)	(14,753)
Institutional Shares	(5,960)	(66,723)
From net realized gain on investments
No Load Shares	—	(21,887)
Institutional Shares	—	(184,253)
Total distributions to shareholders	(7,505)	(287,616)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(2,438,551)	(9,954,267)
Total decrease in net assets	(2,795,112)	(11,549,974)
NET ASSETS
Beginning of period	7,335,072	18,885,046
End of period	$4,539,960	$7,335,072
Undistributed net investment
income at end of period	$16,098	$—

The accompanying notes are an integral part of these financial statements.

WBI Tactical DI Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2016		Year Ended
	(Unaudited)		November 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,411	$30,808	105,649	$1,070,580
Shares issued on
reinvestments of
distributions	167	1,545	3,498	36,639
Shares redeemed*	(100,232)	(894,751)	(107,373)	(1,064,181)
Net increase/(decrease)	(96,654)	$(862,398)	1,774	$43,038
* Net of redemption fees of		$—		$618

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2016		Year Ended
	(Unaudited)		November 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	47,463	$420,346	375,953	$3,847,221
Shares issued on
reinvestments of
distributions	644	5,960	23,575	250,961
Shares redeemed*	(220,493)	(2,002,459)	(1,363,441)	(14,095,487)
Net decrease	(172,386)	$(1,576,153)	(963,913)	$(9,997,305)
* Net of redemption fees of		$779		$5,885

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$84,025	$168,802
Net realized gain/(loss) on:
Investments	(1,718,789)	(4,516,449)
Purchased options	(5,315)	(194,753)
Written options	—	72,210
Net change in unrealized appreciation on:
Investments	(166,786)	(2,332,101)
Written options	6,545	—
Net decrease in net assets
resulting from operations	(1,800,320)	(6,802,291)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(25,319)	(39,538)
Institutional Shares	(45,801)	(96,591)
From return of capital
No Load Shares	—	(19,076)
Institutional Shares	—	(42,069)
From net realized gain on investments
No Load Shares	—	(1,812,149)
Institutional Shares	—	(3,233,017)
Total distributions to shareholders	(71,120)	(5,242,440)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(14,283,789)	(37,882,892)
Total decrease in net assets	(16,155,229)	(49,927,623)
NET ASSETS
Beginning of period	41,138,883	91,066,506
End of period	$24,983,654	$41,138,883
Undistributed net investment
income at end of period	$12,905	$—

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2016		Year Ended
	(Unaudited)		November 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	55,093	$561,402	562,140	$6,394,037
Shares issued on
reinvestments of
distributions	2,405	25,233	159,716	1,870,629
Shares redeemed*	(578,105)	(5,910,483)	(1,521,493)	(17,121,948)
Net decrease	(520,607)	$(5,323,848)	(799,637)	$(8,857,282)
* Net of redemption fees of		$371		$291

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2016		Year Ended
	(Unaudited)		November 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	47,701	$489,196	701,989	$8,129,642
Shares issued on
reinvestments of
distributions	4,340	45,745	286,057	3,360,027
Shares redeemed*	(923,124)	(9,494,882)	(3,535,899)	(40,515,279)
Net decrease	(871,083)	$(8,959,941)	(2,547,853)	$(29,025,610)
* Net of redemption fees of		$998		$3,462

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months						December 29,
	Ended						2010*
	May 31,						to
	2016		Year Ended November 30,				November 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value,
beginning of period	$10.01		$11.39	$10.55	$10.65	$9.83	$10.00
Income from
investment operations:
Net investment income/(loss)^	0.00	#	0.01	0.03	0.05	0.08	0.08
Net realized and unrealized
gain/(loss) on investments	(0.03)		(0.89)	0.87	(0.02)	0.83	(0.25)
Total from
investment operations	(0.03)		(0.88)	0.90	0.03	0.91	(0.17)
Less distributions:
From net investment income	0.00	#	(0.02)	(0.06)	(0.05)	(0.09)	—
From net realized
gain on investments	—		(0.48)	—	(0.08)	—	—
Total distributions	0.00	#	(0.50)	(0.06)	(0.13)	(0.09)	—
Redemption fees retained^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.98		$10.01	$11.39	$10.55	$10.65	$9.83
Total return	-0.37	%‡	-8.03%	8.58%	0.32%	9.34%	-1.70	%‡
Ratios/supplemental data:
Net assets, end of
period (thousands)	$18,088		$24,409	$31,683	$29,383	$20,826	$5,010
Ratio of expenses to
average net assets (a):
Before expense
reimbursement/recoupment	1.73	%†	1.67%	2.06%	1.93%	2.21%	6.66	%†
After expense
reimbursement/recoupment	1.64	%†	1.68%**	2.00%	2.00%	2.00%	2.00	%†
Ratio of net investment income/
(loss) to average net assets (b):
Before expense
reimbursement/recoupment	0.05	%†	0.10%	0.19%	0.59%	0.51%	(3.77	)%†
After expense
reimbursement/recoupment	0.14	%†	0.09%	0.25%	0.52%	0.72%	0.89	%†
Portfolio turnover rate	159.09	%‡	331.35%	176.43%	247.36%	202.76%	225.23	%‡
*	Commencement of operations.
**	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical BA Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months							December 29,
	Ended							2010*
	May 31,							to
	2016		Year Ended November 30,					November 30,
	(Unaudited)		2015		2014	2013	2012	2011
Net asset value,
beginning of period	$10.07		$11.42		$10.58	$10.68	$9.85	$10.00
Income from
investment operations:
Net investment income^	0.02		0.03		0.06	0.08	0.10	0.10
Net realized and unrealized
gain/(loss) on investments	(0.04)		(0.89)		0.88	(0.03)	0.84	(0.25)
Total from
investment operations	(0.02)		(0.86)		0.94	0.05	0.94	(0.15)
Less distributions:
From net investment income	(0.01)		(0.03)		(0.10)	(0.07)	(0.11)	—
From net realized
gain on investments	—		(0.48)		—	(0.08)	—	—
Total distributions	(0.01)		(0.51)		(0.10)	(0.15)	(0.11)	—
Redemption fees retained^	0.00	#	0.02		0.00 #	0.00 #	0.00 #	0.00	#
Net asset value, end of period	$10.04		$10.07		$11.42	$10.58	$10.68	$9.85
Total return	-0.16	%‡	-7.61%		8.89%	0.51%	9.65%	-1.50	%‡
Ratios/supplemental data:
Net assets, end of
period (thousands)	$19,217		$25,037		$49,794	$41,083	$33,602	$6,174
Ratio of expenses to
average net assets (a):
Before expense
reimbursement/recoupment	1.46	%†	1.50%		1.74%	1.66%	1.94%	5.80	%†
After expense
reimbursement/recoupment	1.37	%†	1.51	%***	1.68%**	1.73%	1.75%	1.75	%†
Ratio of net investment income/
(loss) to average net assets (b):
Before expense
reimbursement/recoupment	0.33	%†	0.29%		0.48%	0.84%	0.76%	(2.97	)%†
After expense
reimbursement/recoupment	0.42	%†	0.28%		0.54%	0.77%	0.95%	1.08	%†
Portfolio turnover rate	159.09	%‡	331.35%		176.43%	247.36%	202.76%	225.23	%‡

*	Commencement of operations.
**	Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
***	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months				June 17,
	Ended				2013*
	May 31,		Year Ended		to
	2016		November 30,		November 30,
	(Unaudited)		2015	2014	2013
Net asset value, beginning of period	$9.93		$10.87	$10.00	$10.00
Income from investment operations:
Net investment income^	0.01		0.08	0.06	0.04
Net realized and unrealized
gain/(loss) on investments	(0.19)		(0.77)	0.94	(0.03)
Total from investment operations	(0.18)		(0.69)	1.00	0.01
Less distributions:
From net investment income	(0.02)		(0.07)	(0.13)	(0.01)
From net realized
gain on investments	—		(0.18)	—	—
Total distributions	(0.02)		(0.25)	(0.13)	(0.01)
Redemption fees retained^	—		0.00 #	0.00 #	—
Net asset value, end of period	$9.73		$9.93	$10.87	$10.00
Total return	-1.81	%‡	-6.47%	10.05%	0.08	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$6,347		$6,758	$6,742	$1,312
Ratio of expenses to
average net assets (a):
Before expense reimbursement	1.76	%†	1.76%	3.31%	16.32	%†
After expense reimbursement	1.68	%†	1.64%**	1.97%	2.00	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense reimbursement	0.21	%†	0.62%	(0.75)%	(13.36	)%†
After expense reimbursement	0.29	%†	0.74%	0.59%	0.96	%†
Portfolio turnover rate	135.95	%‡	381.27%	200.20%	86.29	%‡

*	Commencement of operations.
**	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical BP Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months					June 17,
	Ended					2013*
	May 31,		Year Ended			to
	2016		November 30,			November 30,
	(Unaudited)		2015		2014	2013
Net asset value, beginning of period	$9.95		$10.88		$10.00	$10.00
Income from investment operations:
Net investment income^	0.02		0.09		0.11	0.07
Net realized and unrealized
gain/(loss) on investments	(0.20)		(0.76)		0.92	(0.06)
Total from investment operations	(0.18)		(0.67)		1.03	0.01
Less distributions:
From net investment income	(0.02)		(0.08)		(0.15)	(0.01)
From net realized gain on investments	—		(0.18)		—	—
Total distributions	(0.02)		(0.26)		(0.15)	(0.01)
Redemption fees retained^#	0.00		0.00		0.00	0.00
Net asset value, end of period	$9.75		$9.95		$10.88	$10.00
Total return	-1.67	%‡	-6.28%		10.39%	0.13	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$29,465		$26,737		$20,551	$5,129
Ratio of expenses to
average net assets (a):
Before expense reimbursement	1.58	%†	1.64%		3.10%	9.12	%†
After expense reimbursement	1.48	%†	1.53	%***	1.65%**	1.75	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense reimbursement	0.39	%†	0.73%		(0.39)%	(5.76	)%†
After expense reimbursement	0.49	%†	0.84%		1.06%	1.61	%†
Portfolio turnover rate	135.95	%‡	381.27%		200.20%	86.29	%‡

*	Commencement of operations.
**	Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
***	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical DI Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months				June 17,
	Ended				2013*
	May 31,		Year Ended		to
	2016		November 30,		November 30,
	(Unaudited)		2015	2014	2013
Net asset value, beginning of period	$9.54		$10.90	$10.61	$10.00
Income from investment operations:
Net investment income^	0.00	#	0.07	0.01	—
Net realized and unrealized
gain/(loss) on investments	(0.45)		(1.24)	0.33	0.61
Total from investment operations	(0.45)		(1.17)	0.34	0.61
Less distributions:
From net investment income	(0.01)		(0.07)	(0.06)	—
From net realized gain on investments	—		(0.12)	—	—
From return of capital	—		—	—	(0.00	)#
Total distributions	(0.01)		(0.19)	(0.06)	(0.00	)#
Redemption fees retained^	0.00		0.00 #	0.01	—
Net asset value, end of period	$9.08		$9.54	$10.90	$10.61
Total return	-4.84	%‡	-10.85%‡	3.27%	6.14	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$742		$1,702	$1,926	$656
Ratio of expenses to
average net assets (a):
Before expense reimbursement	3.25	%†	2.24%	4.33%	17.07	%†
After expense reimbursement	1.71	%†	1.53%**	1.97%	2.00	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense reimbursement	(1.00	)%†	(0.06)%	(2.24)%	(15.07	)%†
After expense reimbursement	0.54	%†	0.65%	0.12%	0.00	%†
Portfolio turnover rate	283.54	%‡	398.80%	223.18%	49.43	%‡

*	Commencement of operations.
**	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical DI Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months					June 17,
	Ended					2013*
	May 31,		Year Ended			to
	2016		November 30,			November 30,
	(Unaudited)		2015		2014	2013
Net asset value, beginning of period	$9.56		$10.92		$10.61	$10.00
Income from investment operations:
Net investment income^	0.04		0.08		0.04	0.00	#
Net realized and unrealized
gain/(loss) on investments	(0.49)		(1.26)		0.34	0.62
Total from investment operations	(0.45)		(1.18)		0.38	0.62
Less distributions:
From net investment income	(0.01)		(0.07)		(0.07)	—
From net realized gain on investments	—		(0.12)		—	—
From return of capital	—		—		—	(0.01)
Total distributions	(0.01)		(0.19)		(0.07)	(0.01)
Redemption fees retained^	0.00	#	0.01		0.00 #	0.00	#
Net asset value, end of period	$9.10		$9.56		$10.92	$10.61
Total return	-4.69	%‡	-10.86%		3.55%	6.19	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$3,798		$5,634		$16,959	$4,195
Ratio of expenses to
average net assets (a):
Before expense reimbursement	3.08	%†	2.35%		3.89%	13.46	%†
After expense reimbursement	1.42	%†	1.55	%***	1.66%**	1.75	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense reimbursement	(0.69	)%†	(0.03)%		(1.83)%	(11.69	)%†
After expense reimbursement	0.97	%†	0.77%		0.40%	0.02	%†
Portfolio turnover rate	283.54	%‡	398.80%		223.18%	49.43	%‡

*	Commencement of operations.
**	Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
***	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months						December 29,
	Ended						2010*
	May 31,						to
	2016		Year Ended November 30,				November 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value,
beginning of period	$10.76		$12.69	$12.83	$10.86	$9.50	$10.00
Income from
investment operations:
Net investment income^	0.01		0.02	0.01	0.04	0.06	0.03
Net realized and unrealized
gain/(loss) on investments	(0.46)		(1.21)	0.51	2.01	1.37	(0.55)
Total from
investment operations	(0.45)		(1.19)	0.52	2.05	1.43	(0.52)
Less distributions:
From net investment income	(0.02)		(0.02)	(0.03)	(0.08)	(0.07)	—
From net realized
gain on investments	—		(0.71)	(0.63)	—	—	—
From return of capital	—		(0.01)	—	—	—	—
Total distributions	(0.02)		(0.74)	(0.66)	(0.08)	(0.07)	—
Redemption fees retained^	0.00	#	0.00 #	0.00 #	0.00 #	0.00 #	0.02
Net asset value, end of period	$10.29		$10.76	$12.69	$12.83	$10.86	$9.50
Total return	-4.22	%‡	-9.85%	4.12%	18.96%	15.16%	-5.00	%‡
Ratios/supplemental data:
Net assets, end of
period (thousands)	$12,698		$18,879	$32,402	$26,985	$12,866	$4,815
Ratio of expenses to
average net assets (a):
Before fee waivers and
expense reimbursement	1.90	%†	1.70%	2.03%	2.07%	2.31%	4.56	%†
After fee waivers and
expense reimbursement	1.66	%†	1.70%**	2.00%	2.00%	2.00%	2.00	%†
Ratio of net investment income/
(loss) to average net assets (b):
Before fee waivers and
expense reimbursement	0.22	%†	0.16%	0.08%	0.29%	0.23%	(2.20	)%†
After fee waivers and
expense reimbursement	0.46	%†	0.16%	0.11%	0.36%	0.54%	0.36	%†
Portfolio turnover rate	205.47	%‡	384.28%	266.42%	219.78%	261.95%	301.31	%‡

*	Commencement of operations.
**	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Tactical DG Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months							December 29,
	Ended							2010*
	May 31,							to
	2016		Year Ended November 30,					November 30,
	(Unaudited)		2015		2014	2013	2012	2011
Net asset value,
beginning of period	$10.81		$12.73		$12.87	$10.89	$9.50	$10.00
Income from
investment operations:
Net investment income^	0.05		0.04		0.06	0.07	0.10	0.05
Net realized and unrealized
gain/(loss) on investments	(0.50)		(1.21)		0.49	2.01	1.39	(0.55)
Total from
investment operations	(0.45)		(1.17)		0.55	2.08	1.49	(0.50)
Less distributions:
From net investment income	(0.02)		(0.03)		(0.06)	(0.10)	(0.10)	—
From net realized
gain on investments	—		(0.71)		(0.63)	—	—	—
From return of capital	—		(0.01)		—	—	—	—
Total distributions	(0.02)		(0.75)		(0.69)	(0.10)	(0.10)	—
Redemption fees retained^#	0.00		0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$10.34		$10.81		$12.73	$12.87	$10.89	$9.50
Total return	-4.13	%‡	-9.60%		4.40%	19.29%	15.75%	-5.00	%‡
Ratios/supplemental data:
Net assets, end of
period (thousands)	$12,286		$22,260		$58,664	$48,203	$13,351	$15,226
Ratio of expenses to
average net assets (a):
Before fee waivers and
expense reimbursement	1.69	%†	1.51%		1.69%	1.79%	1.95%	2.92	%†
After fee waivers and
expense reimbursement	1.45	%†	1.51	%***	1.66%**	1.70%	1.57%	1.75	%†
Ratio of net investment income/
(loss) to average net assets (b):
Before fee waivers and
expense reimbursement	0.44	%†	0.35%		0.41%	0.53%	0.61%	(0.59	)%†
After fee waivers and
expense reimbursement	0.68	%†	0.35%		0.44%	0.62%	0.99%	0.58	%†
Portfolio turnover rate	205.47	%‡	384.28%		266.42%	219.78%	261.95%	301.31	%‡
*	Commencement of operations.
**	Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
***	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The WBI Tactical BA Fund, WBI Tactical BP Fund, WBI Tactical DI Fund, and the WBI Tactical DG Fund (collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Each Fund offers No Load Shares and Institutional Shares. The investment objective of the WBI Tactical BA Fund and the WBI Tactical BP Fund is to seek current income and long-term appreciation, while also seeking to protect principal during unfavorable market conditions. The investment objective of the WBI Tactical DI Fund and the WBI Tactical DG Fund is to seek long-term capital appreciation and current income. The WBI Tactical BA Fund and the WBI Tactical DG Fund commenced operations on December 29, 2010. The WBI Tactical BP Fund and the WBI Tactical DI Fund commenced operations on June 17, 2013.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2013-2015, or expected to be taken in the Funds’ 2016 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security. Dividend income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).

The Funds distribute substantially all net investment income, if any, quarterly, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

F.
Redemption Fees:  The Funds charge a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the six months ended May 31, 2016, the Funds retained the following amounts in redemption fees:

Redemption Fees
WBI Tactical BA Fund
No Load Shares	$3,758
Institutional Shares	477
WBI Tactical BP Fund
No Load Shares	—
Institutional Shares	4,950
WBI Tactical DI Fund
No Load Shares	—
Institutional Shares	779
WBI Tactical DG Fund
No Load Shares	371
Institutional Shares	998

G.
Derivative Transactions:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for economic hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to economically hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability, The amount of the liability is subsequently marked to market to reflect the current market value of the option written.  When a security is purchased or sold though an exercise of an option, the related premium paid (or received) is added (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction,  the Fund

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

realizes a gain or loss to the extent the cost of the closing transactions exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss.  Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The effect of derivative instruments on the statements of operations for the six months ended May 31, 2016 is as follows:

WBI Tactical BA Fund

	Location of Gain/(Loss) on
Derivative Type	Derivatives Recognized in Income	Value
Equity Contracts	Net realized loss on purchased options	$(18,394)

WBI Tactical BP Fund

	Location of Loss on
Derivative Type	Derivatives Recognized in Income	Value
Equity Contracts	Net realized loss on purchased options	$(14,563)

WBI Tactical DI Fund

	Location of Loss on
Derivative Type	Derivatives Recognized in Income	Value
Equity Contracts	Net realized loss on purchased options	$(1,020)

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

WBI Tactical DG Fund

	Location of Loss on
Derivative Type	Derivatives Recognized in Income	Value
Equity Contracts	Net realized loss on purchased options	$(5,315)

The average monthly market values of purchased and written options during the six months ended May 2016, is as follows:

	Purchased	Written
	Options	Options
WBI Tactical BA Fund	$5,982	$—
WBI Tactical BP Fund	4,850	—
WBI Tactical DI Fund	647	—
WBI Tactical DG Fund	4,203	3,698

Transactions in written options contracts for the six months ended May 31, 2016, are as follows:

WBI Tactical DG Fund

	Contracts	Premiums Received
Beginning Balance	—	$—
Options Written	507	28,732
Outstanding as of May 31, 2016	507	$28,732

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates,

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded, they are categorized in level 1 of the fair value hierarchy.

Fixed Income Securities:  Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. Government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities are generally classified in level 2 of the fair value hierarchy.

Options:  Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities are classified in level 2 of the fair value hierarchy. Investments in open-end mutual funds, including money market funds, are categorized in level 1 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2016:

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

WBI Tactical BA Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and
Food Services	$1,600,856	$—	$—	$1,600,856
Finance and Insurance	1,692,717	—	—	1,692,717
Information	976,933	—	—	976,933
Management of Companies
and Enterprises	416,540	—	—	416,540
Manufacturing	3,575,718	—	—	3,575,718
Mining, Quarrying, and
Oil and Gas Extraction	756,267	—	—	756,267
Retail Trade	1,664,190	—	—	1,664,190
Utilities	755,539	—	—	755,539
Total Common Stocks	11,438,760	—	—	11,438,760
Exchange-Traded Funds	12,131,829	—	—	12,131,829
Corporate Bonds	—	5,967,617	—	5,967,617
Short-Term Investments	7,546,717	—	—	7,546,717
Total Investments in Securities	$31,117,306	$5,967,617	$—	$37,084,923

WBI Tactical BP Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and
Food Services	$1,783,757	$—	$—	$1,783,757
Finance and Insurance	2,249,158	—	—	2,249,158
Management of Companies
and Enterprises	827,330	—	—	827,330
Manufacturing	4,022,709	—	—	4,022,709
Mining, Quarrying, and
Oil and Gas Extraction	720,390	—	—	720,390
Retail Trade	283,038	—	—	283,038
Utilities	708,389	—	—	708,389
Total Common Stocks	10,594,771	—	—	10,594,771
Exchange-Traded Funds	16,905,033	—	—	16,905,033
Short-Term Investments	9,188,929	—	—	9,188,929
Total Investments in Securities	$36,688,733	$—	$—	$36,688,733

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

WBI Tactical DI Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and
Food Services	$355,968	$—	$—	$355,968
Finance and Insurance	811,637	—	—	811,637
Information	274,831	—	—	274,831
Management of Companies
and Enterprises	132,787	—	—	132,787
Manufacturing	954,991	—	—	954,991
Mining, Quarrying, and
Oil and Gas Extraction	91,856	—	—	91,856
Professional, Scientific,
and Technical Services	36,775	—	—	36,775
Retail Trade	307,184	—	—	307,184
Utilities	356,626	—	—	356,626
Total Common Stocks	3,322,655	—	—	3,322,655
Exchange-Traded Funds	563,122	—	—	563,122
REITs	219,886	—	—	219,886
Short-Term Investments	305,298	—	—	305,298
Total Investments in Securities	$4,410,961	$—	$—	$4,410,961

WBI Tactical DG Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and
Food Services	$2,053,956	$—	$—	$2,053,956
Finance and Insurance	3,291,946	—	—	3,291,946
Information	3,174,312	—	—	3,174,312
Management of Companies
and Enterprises	250,126	—	—	250,126
Manufacturing	8,597,950	—	—	8,597,950
Mining, Quarrying, and
Oil and Gas Extraction	224,305	—	—	224,305
Professional, Scientific,
and Technical Services	1,364,711	—	—	1,364,711
Retail Trade	997,040	—	—	997,040
Utilities	437,398	—	—	437,398
Total Common Stocks	20,931,744	—	—	20,931,744
Exchange-Traded Funds	2,657,500	—	—	2,657,500
REITs	1,691,119	—	—	1,691,119
Short-Term Investments	1,767,693	—	—	1,767,693
Total Investments in Securities	$26,508,056	$—	$—	$26,508,056

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized as of May 31, 2016, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2 during the six months ended May 31, 2016. There were no Level 3 securities held in the Funds during the six months ended May 31, 2016.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended May 31, 2016, WBI Investments, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provided most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of each Fund. For the six months ended May 31, 2016, the Funds incurred the following in advisory fees:

Advisory Fees
WBI Tactical BA Fund	$181,748
WBI Tactical BP Fund	148,315
WBI Tactical DI Fund	23,640
WBI Tactical DG Fund	130,833

The Funds are responsible for their own operating expenses.  For the six months ended May 31, 2016, the Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit each Fund’s No Load Shares net annual operating expenses to 1.75% of average daily net assets and each Fund’s Institutional Shares net annual operating expenses to 1.50% of average daily net assets. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended May 31, 2016, the Advisor reduced its fees and absorbed Fund expenses in the amount of $18,943, $17,408, $45,370 and $37,362 for the WBI Tactical BA Fund, WBI Tactical BP Fund, WBI Tactical DI Fund, and the WBI Tactical DG Fund, respectively. The Funds’ cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

WBI Tactical		WBI Tactical		WBI Tactical		WBI Tactical
BA Fund		BP Fund		DI Fund		DG Fund
Year	Amount	Year	Amount	Year	Amount	Year	Amount
2016	$—	2016	$111,157	2016	$113,659	2016	$37,833
2017	42,951	2017	192,288	2017	205,107	2017	27,713
2018	—	2018	39,866	2018	84,132	2018	—
2019	18,943	2019	17,408	2019	45,370	2019	37,362
	$61,894		$360,719		$448,268		$102,908

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the six months ended May 31, 2016, the WBI Tactical BA Fund, WBI Tactical BP Fund, WBI Tactical DI Fund, and the WBI Tactical DG Fund incurred the following expenses for administration and fund accounting, transfer agency, chief compliance officer, and custody fees:

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	BA Fund	BP Fund	DI Fund	DG Fund

Administration and
Fund Accounting	$38,869	$26,627	$5,417	$32,109
Transfer Agency (a)	18,020	11,405	2,248	14,642
Custody	4,959	3,666	3,825	6,700
Chief Compliance Officer	4,500	4,500	4,500	4,500

(a)	Does not include out-of-pocket expenses.

As of May 31, 2016, the Funds had payables due to Administrator for administration and fund accounting, transfer agency, Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	WBI Tactical	WBI Tactical	WBI Tactical	WBI Tactical
	BA Fund	BP Fund	DI Fund	DG Fund

Administration and
Fund Accounting	$12,975	$5,575	$2,885	$11,160
Transfer Agency (a)	6,428	1,786	1,238	6,282
Custody	2,991	1,360	2,334	3,875
Chief Compliance Officer	1,500	1,500	1,500	1,500

(a)	Does not include out-of-pocket expenses.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator. The Trust’s Chief Compliance Officer is also an employee of the Administrator.  A Trustee of the Trust is affiliated with the Administrator and U.S. Bank N.A. This same Trustee is an interested person of the distributor.

NOTE 5 – DISTRIBUTION (12B-1) FEE

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the No Load Shares only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of each Fund’s No Load Shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2016, the WBI Tactical BA Fund - No Load Shares,

WBI Tactical BP Fund - No Load Shares, WBI Tactical DI Fund - No Load Shares, and the WBI Tactical DG Fund - No Load Shares paid the Distributor $25,937, $9,174, $1,644, and $18,426, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

Effective April 1, 2016, the Funds entered into a Shareholder Servicing Agreement (the “Agreement”) with the Advisor, under which they may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Fund’s share class. Prior to April 1, 2016, the Fund’s servicing fees were at an annual rate of up to 0.25% of the average daily net assets of each Fund’s share class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended May 31, 2016, the Funds incurred the following shareholder servicing fees under the agreement:

Shareholder Servicing Fees
WBI Tactical BA Fund
No Load Shares	$11,526
Institutional Shares	10,360
WBI Tactical BP Fund
No Load Shares	5,335
Institutional Shares	29,691
WBI Tactical DI Fund
No Load Shares	1,208
Institutional Shares	4,674
WBI Tactical DG Fund
No Load Shares	9,460
Institutional Shares	14,124

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases and the proceeds from sales of securities, excluding short-term securities were as follows:

	Purchases	Sales
WBI Tactical BA Fund	$44,139,528	$53,306,626
WBI Tactical BP Fund	36,521,460	37,313,694
WBI Tactical DI Fund	10,924,610	9,879,638
WBI Tactical DG Fund	50,556,939	36,292,125

The Funds made no purchases or sales of U.S. government securities during the six months ended May 31, 2016.

NOTE 8 – LINES OF CREDIT

The WBI Tactical BA Fund and the WBI Tactical DG Fund had lines of credit in the amount of $1,600,000 and $2,800,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended May 31, 2016, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the six months ended May 31, 2016, and the year ended November 30, 2015, were characterized as follows:

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

	WBI Tactical		WBI Tactical
	BA Fund		BP Fund
	May 31,	Nov. 30,	May 31,	Nov. 30,
	2016	2015	2016	2015
Ordinary Income	$36,104	$3,293,249	$77,393	$741,679
Long-Term Capital Gains	—	402,515	—	—

	WBI Tactical		WBI Tactical
	DI Fund		DG Fund
	May 31,	Nov. 30,	May 31,	Nov. 30,
	2016	2015	2016	2015
Ordinary Income	$7,505	$280,848	$71,120	$3,988,517
Long-Term Capital Gains	—	6,768	—	1,192,778
Return of Capital	—	—	—	61,145

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2015, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) were as follows:

	WBI Tactical	WBI Tactical
	BA Fund	BP Fund
Cost of investments (a)	$48,291,522	$33,841,449
Gross tax unrealized appreciation	$685,163	$282,141
Gross tax unrealized depreciation	(459,768)	(387,135)
Net tax unrealized appreciation (a)	225,395	(104,994)
Undistributed ordinary income	—	28,829
Total distributable earnings	—	28,829
Other accumulated gains/(losses)	(4,169,752)	(1,784,870)
Total accumulated earnings/(losses)	$(3,944,357)	$(1,861,035)

	WBI Tactical	WBI Tactical
	DI Fund	DG Fund
Cost of investments (a)	$7,340,205	$39,754,851
Gross tax unrealized appreciation	$292,439	$1,810,309
Gross tax unrealized depreciation	(96,495)	(523,591)
Net tax unrealized appreciation (a)	195,944	1,286,718
Other accumulated gains/(losses)	(1,394,935)	(4,615,268)
Total accumulated earnings/(losses)	$(1,198,991)	$(3,328,550)

(a)	The difference between book-basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2015, the Fund had capital loss carryforwards as follows:

	Short-Term	Long-Term
	Capital Loss	Capital Loss
	Carryover	Carryover
WBI Tactical BA Fund	$4,169,751	$—
WBI Tactical BP Fund	1,775,038	9,832
WBI Tactical DI Fund	1,394,935	—
WBI Tactical DG Fund	4,615,268	—

These capital losses may be carried forward indefinitely to offset future gains.

NOTE 10 – UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

As of May 31, 2016, the WBI Tactical BP Fund currently invests 25.66% of its net assets in Invesco STIT - Treasury Portfolio – Institutional Class.  The investment of each Fund in Invesco STIT - Treasury Portfolio – Institutional Class, represents less than 0.5% of Invesco STIT - Treasury Portfolio – Institutional Class net assets, which was approximately $15.9 billion as of May 31, 2016.  If the Advisor determines that it is in the best interest of the Funds and their shareholders, it may redeem its investment.

The performance of the Funds may be directly affected by the performance of the Invesco STIT - Treasury Portfolio – Institutional Class.  The investment strategy of Invesco STIT - Treasury  Portfolio – Institutional Class:  investing at least 80% of assets in U.S. Government securities; primarily investing in high quality U.S. dollar-denominated short-term debt obligations including  municipal securities, tax-exempt commercial paper, and cash equivalents; generally maintaining a dollar-weighted average maturity of 60 days or less.  The net expense ratio per the August 31, 2015 Annual Report of Invesco STIT - Treasury Portfolio – Institutional Class was 0.07%.  The financial statements of the Invesco STIT - Treasury  Portfolio – Institutional Class can be found at Invesco website www.invesco.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

• Market Risk. The prices of the securities in which the Funds invest may decline for a number of reasons. The stock market as a whole, or the value of an individual company, may go down resulting in a decrease in the value of a Fund.

• Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

• Foreign and Emerging Market Risk. Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

• Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

• ETF and Mutual Fund Risk. When a Fund invests in an ETF or mutual fund, including money market funds for its cash position, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Funds also will incur brokerage costs when it purchases ETFs.

• Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

WBI Funds

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (Unaudited), Continued

• Debt Securities Risk. The market value of debt securities held by the Funds typically change as interest rates change, as demand for the instrument changes, and as actual or perceived creditworthiness of an issuer changes. During periods of rising interest rates, the market value of debt securities held by the Funds will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity rates. Debt securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time. Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates. Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Funds to sell the instruments at or near the market value used to compute the Funds’ NAV.

• High-Yield Securities Risk. The debt income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

WBI Funds

NOTICE TO SHAREHOLDERS as of May 31, 2016 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period ended June 30, 2016

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-WBI-FUND (1-855-924-3863).

Trustees and Officers

The Fund’s Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-855-WBI-FUND (1-855-924-3863) or by visiting the Funds’ website at www.wbifunds.com.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-WBI-FUND (1-855-924-3863) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 2-3, 2015, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and WBI Investments, Inc. (the “Advisor”) for another annual term for the WBI Tactical BA Fund (formerly “WBI Absolute Return Balanced Fund”), WBI Tactical DG Fund (formerly “WBI Absolute Return Dividend Growth Fund”), WBI Tactical BP Fund (formerly “WBI Absolute Return Balanced Plus Fund”) and WBI Tactical DI Fund (formerly “WBI Absolute Return Dividend Income Fund”) (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 14-15, 2015, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s disaster recovery plan/business continuity plan.  The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.	THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2015 on both an absolute basis and in comparison to appropriate securities benchmarks and their peer funds utilizing Lipper and Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  In reviewing the performance of the Funds, the Board considered that WBI Tactical BP Fund and WBI Tactical DI Fund were relatively new, with just over two years of performance information.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the peer universe.  The Board noted that the Advisor represented the minor differences in performance between the Funds and their similarly managed accounts may be due to the effects of investing significant inflows during volatile market conditions as the Funds were growing from their seed capital to their current level.

WBI Tactical BA Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year and three-year period, and above its peer group median for the since inception period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for all relevant periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

WBI Tactical DG Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was significantly below its peer group median for the one-year period, and significantly above its peer group median for the three-year and since inception periods.

The Board noted that the Fund’s performance, with regard to the Morningstar comparative universe, was significantly below its peer group median for the one-year period, and significantly above its peer group median for the three-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

WBI Tactical BP Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year period, and above its peer group median for the   since inception period.

The Board noted that the Fund’s performance, with regard to the Morningstar comparative universe, was above the peer group median for the one-year period, and below the peer group median for the since inception period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

WBI Tactical DI Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was significantly below its peer group median for the one-year period and slightly below its peer group median for the since inception period.

The Board noted that the Fund’s performance, with regard to the Morningstar comparative universe, was below its peer group median for the one-year and since inceptions periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to the fees and expenses of advisers and funds within relevant peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Funds.  The Board found that the

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

fees charged to the Funds were generally in line with or comparable to the fees charged by the Advisor to its similarly managed separate account clients, and to the extent fees charged to the Funds were higher than for the average similarly managed separate accounts, it was largely a reflection of more investment management, compliance and operational complexity involved in managing the Funds that is not present in managing the separately managed accounts.

WBI Tactical BA Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.50% for Institutional shares and 1.75% for No Load shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for No Load shares was above the median and average of its peer group, and the total expense ratio for Institutional Class shares was below the median and average of its peer group.  The Board also noted that the contractual advisory fee was equal to its peer group median and only slightly above its peer group average, and when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the advisory fee was below the peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

WBI Tactical DG Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.50% for Institutional shares and 1.75% for No Load shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for No Load shares was above the median and average of its peer group, and the total expense ratio for Institutional Class shares was below the median and average of its peer group.  The Board also noted that the contractual advisory fee was below its peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

WBI Tactical BP Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.50% for Institutional shares and 1.75% for No Load shares (the “Expense Caps”). The Board noted that the Fund’s total expense ratio for No Load shares was above the median and average of its peer group, and the total expense ratio for Institutional Class shares was below the median and average of its peer group.  The Board also noted that the contractual advisory fee was below its peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

WBI Tactical DI Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.50% for Institutional shares and 1.75% for No Load shares (the “Expense Caps”). The Board noted that the Fund’s total expense ratio for No Load shares was above the median and average of its peer group, and the total expense ratio for Institutional Class shares was below the median and average of its peer group.  The Board also noted that the contractual advisory fee was below its peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, including benefits received in the form of Rule 12b-1 fees and shareholder servicing plan fees received from the Funds and “soft dollar” benefits that may be received by the Advisor and its affiliates in exchange for Fund brokerage.  The Board noted that the Advisor has terminated all soft dollar arrangements with executing broker‐dealers. The Board considered that an affiliated broker-dealer of the Advisor receives and retains cash payments in the form of payment for order flow (“PFOF”) from other dealers and market centers in connection with Fund brokerage activities.  In this regard, the Board took into account that the affiliated broker-dealer does not charge the Fund any commission or other fees in connection with fund brokerage. The Board also reviewed information indicating that the Advisor does not charge a separate fee for separately managed account

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

clients (managed by the Advisor or its affiliates) invested in the Funds and determined that the Advisor (or its affiliate) was not receiving an advisory fee both at the separate account and at the Fund level for these accounts.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the WBI Tactical BA Fund, WBI Tactical DG Fund, WBI Tactical BP Fund, and the WBI Tactical DI Fund but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the WBI Tactical BA Fund, WBI Tactical DG Fund, WBI Tactical BP Fund, and the WBI Tactical DI Fund would be in the best interest of each Fund and its shareholders.

WBI Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Investment Advisor
WBI Investments, Inc.
One River Centre
331 Newman Springs Road
Suite 122
Red Bank, NJ 07701

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
1-855-WBI-FUND (1-855-924-3863)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus, please call 1-855-924-3863

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
              Douglas G. Hess President

Date  8/4/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
  Douglas G. Hess, President

Date 8/4/16

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date  8/4/16

* Print the name and title of each signing officer